Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2020
Vehicles, furniture and other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 to 10 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 to 20 years
Bulidings and other constructions
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 to 50 years